SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Outstanding, Beginning balance	13,570,227
Granted	2,674,523
Forfeited	(4,193,612)
Exercised	0	0
Outstanding, Ending balance	12,051,138	13,570,227
Vested and expected to vest	12,051,138
Exercisable	12,028,990
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89
Granted	2.89
Forfeited	2.89
Outstanding, Ending balance	2.89	$ 2.89
Vested and expected to vest	2.89
Exercisable	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.31
Granted	0.82
Forfeited	2.36
Outstanding, Ending balance	2.05	$ 2.31
Vested and expected to vest	2.05
Exercisable	$ 2.05
Weighted remaining contractual years
Weighted remaining contractual years	7 years 9 months 14 days	8 years 4 months 20 days
Vested and expected to vest	7 years 9 months 14 days
Exercisable	7 years 9 months 14 days
Aggregate intrinsic value
Outstanding, Beginning balance	$ 27,354
Outstanding, Ending balance		$ 27,354